Subsequent events - Puerta del Sur S.A. ("PDS") (Details) - Puerta del Sur S.A. $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) item
Guarantees
Disclosure of non-adjusting events after reporting period [line items]
Number of new guarantees constituted | item	2
Banco Itau
Disclosure of non-adjusting events after reporting period [line items]
Performance guarantee	$ 6,000
Banco Itau | Guarantees
Disclosure of non-adjusting events after reporting period [line items]
Performance guarantee	7,608
Scotiabank | Guarantees
Disclosure of non-adjusting events after reporting period [line items]
Performance guarantee	$ 650